Financial Risk Management - Summary of Interest Rate Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
KB Securities Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	₩ 173,199	₩ 134,136
Maximum net interest income from interest risk shock	272,676	469,043
KB Insurance Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	939,720	730,313
Maximum net interest income from interest risk shock	37,119	38,697
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	93,232	283,780
Maximum net interest income from interest risk shock	225,581	135,628
Prudential Life Insurance Company of Korea Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	611,930	497,798
Maximum net interest income from interest risk shock	24,135	14,434
KB Life Insurance Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	143,393	48,879
Maximum net interest income from interest risk shock	33,942	35,071
KB Capital Co.,Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	105,728	108,306
Maximum net interest income from interest risk shock	41,112	26,166
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	20,077	25,878
Maximum net interest income from interest risk shock	₩ 786	₩ 499